Consolidated statement of changes in equity - ZAR (R) R in Millions	Total		Keliber	Century	DRDGOLD	Equity attributable to owners of Sibanye-Stillwater	Equity attributable to owners of Sibanye-Stillwater Keliber	Equity attributable to owners of Sibanye-Stillwater Century	Equity attributable to owners of Sibanye-Stillwater DRDGOLD	Stated share capital	Re- organisation reserve	Share-based payment reserve	Mark-to- market reserve	Foreign currency translation reserve	Foreign currency translation reserve Keliber	Foreign currency translation reserve Century	Accumulated profit/(loss)	Accumulated profit/(loss) Keliber	Accumulated profit/(loss) Century	Accumulated profit/(loss) DRDGOLD	Non- controlling interests	Non- controlling interests Keliber	Non- controlling interests Century	Non- controlling interests DRDGOLD
Balance at beginning of period at Dec. 31, 2022	R 91,004					R 88,101				R 21,647	R 23,001	R 4,184	R (298)	R 5,786			R 33,781				R 2,903
Total comprehensive income	(34,445)					(34,847)							(642)	3,569			(37,774)				402
Loss for the year	(37,430)					(37,772)											(37,772)				342
Other comprehensive income, net of tax	2,985					2,925							(642)	3,569			(2)				60
Equity-settled share-based payments	48					24						24									24
Dividends	(5,318)					(4,953)											(4,953)				(365)
Century business combination	919																				919
Transaction with shareholders			R 1,097	R (906)			R 397	R 8							R (66)	R (5)		R 463	R 13			R 700	R (914)
Keliber dividend obligation			R (792)																			R (792)
Balance at end of period at Dec. 31, 2023	51,607					48,730				21,647	23,001	4,208	(940)	9,284			(8,470)				2,877			R 2,634
Total comprehensive income	(5,172)					(6,769)							273	255			(7,297)				1,597
Loss for the year	(5,710)					(7,297)											(7,297)				1,587
Other comprehensive income, net of tax	538					528							273	255							10
Equity-settled share-based payments	18					9						9									9
Dividends	(173)																				(173)
Recognition of derivative financial instrument in equity	2,009					2,009											2,009
Transfer between reserves	0					0							59				(59)
Balance at end of period at Dec. 31, 2024	48,289	[1]				43,979				21,647	23,001	4,217	(608)	9,539			(13,817)				4,310			3,396
Total comprehensive income	(3,833)					(4,388)							772	11			(5,171)				555
Loss for the year	(4,739)					(5,171)											(5,171)				432
Other comprehensive income, net of tax	906					783							772	11							123
Equity-settled share-based payments	58					29						29									29
Dividends	(302)																				(302)
Transaction with shareholders					R (45)				R (94)											R (94)				49
Balance at end of period at Dec. 31, 2025	R 44,167					R 39,526				R 21,647	R 23,001	R 4,246	R 164	R 9,550			R (19,082)				R 4,641			R 4,916

[1]	Amount for 31 December 2024 was revised (see note 16.2)